Goodwill and Other Intangible Assets (Details) - Schedule of estimated amortization expense relating to intangible assets $ in Thousands	Mar. 31, 2022 USD ($)
Schedule of estimated amortization expense relating to intangible assets [Abstract]
Remaining 9 months of 2022	$ 27,706
2023	22,164
2024	18,256
2025	15,662
2026	15,591
2027 and thereafter	43,938
Total	$ 143,317